UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
October 31, 2012

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 59.9% (43.6% of Total Investments)
	Capital Markets – 6.5%
135,155	Ameriprise Financial, Inc.	7.750%		A	$ 3,872,191
25,865	BNY Capital Trust V, Series F	5.950%		A2	648,953
514,225	Credit Suisse	7.900%		BBB	13,344,139
515,646	Deutsche Bank Capital Funding Trust II	6.550%		BBB	13,350,075
86,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	2,304,897
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		Baa3	938,404
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A-	55,088
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A-	111,420
43,900	Morgan Stanley Capital Trust IV	6.250%		BB+	1,100,134
72,700	State Street Corporation	5.250%		BBB+	1,877,841
	Total Capital Markets				37,603,142
	Commercial Banks – 7.4%
163,141	Banco Santander Finance	10.500%		BB	4,445,592
2,100	Barclays Bank PLC	6.625%		BBB	52,899
700,500	BPCE SA, (3)	13.000%		BBB-	751,286
144,700	First Naigara Finance Group	8.625%		BB+	4,223,793
18,400	HSBC Holdings PLC	8.000%		BBB+	519,248
13,800	HSBC Holdings PLC	6.200%		BBB+	350,382
3,500,000	National Australia Bank, (3)	8.000%		BBB+	3,846,500
742,900	PNC Financial Services	6.125%		BBB	20,801,201
25,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	578,750
4,300,000	Royal Bank of Scotland Group PLC, (3)	7.648%		BB	4,235,500
120,000	Wells Fargo Capital Trust XII	7.875%		BBB+	3,102,000
	Total Commercial Banks				42,907,151
	Diversified Financial Services – 4.6%
18,000	Bank of America Corporation	6.375%		BB+	451,620
80,549	Citigroup Capital Trust XI	6.000%		BB	2,016,947
150,514	Citigroup Capital XIII	7.875%		BB+	4,185,794
1,900	Citigroup Capital XIV	6.875%		BB+	47,880
50,000	General Electric Capital Corporation	4.875%		AA+	1,250,000
36,800	ING Groep N.V.	7.375%		BBB-	928,464
625,776	ING Groep N.V.	7.200%		BBB-	15,788,329
80,308	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	2,024,565
	Total Diversified Financial Services				26,693,599
	Diversified Telecommunication Services – 1.7%
188,510	Qwest Corporation	7.500%		BBB-	5,168,944
40,805	Qwest Corporation	7.375%		BBB-	1,111,528
101,300	Qwest Corporation	7.000%		BBB-	2,697,619
34,600	Qwest Corporation	7.000%		BBB-	913,094
	Total Diversified Telecommunication Services				9,891,185
	Electric Utilities – 1.2%
33,000	Alabama Power Company, (3)	6.450%		A-	957,000
15,000	Entergy Louisiana LLC	5.250%		A-	398,550
178,416	Entergy Texas Inc.	7.875%		BBB+	5,168,712
	Total Electric Utilities				6,524,262
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A, (3)	7.875%		BBB-	2,865,323
	Insurance – 18.1%
795,723	Aegon N.V.	6.375%		Baa1	20,593,311
186,700	Aflac Inc.	5.500%		Baa1	4,775,786
326,106	Allianz SE, (3)	8.375%		A+	8,427,818
63,200	Arch Capital Group Limited	6.750%		BBB	1,701,976
11,265	Aspen Insurance Holdings Limited	7.250%		BBB-	301,902
222,779	Axis Capital Holdings Limited	6.875%		BBB	5,981,616
1,100,000	Chubb Corporation, (3)	6.375%		A-	1,193,500
3,250,000	Dai-Ichi Mutual Life, 144A, (3)	7.250%		A3	3,795,025
231,787	Delphi Financial Group, Inc., (3)	7.376%		Baa3	5,823,648
512,027	EverestRe Capital Trust II	6.200%		Baa1	12,928,682
125,430	Hartford Financial Services Group Inc.	7.875%		BB+	3,558,449
205,555	PartnerRe Limited, Series C	6.750%		BBB+	5,282,764
2,500	PartnerRe Limited, Series D	6.500%		BBB+	63,425
166,360	Prudential Financial Inc.	6.750%		A-	4,220,553
4,100,000	Reinsurance Group of America Inc., (3)	6.750%		BBB-	4,148,171
68,000	Reinsurance Group of America Inc.	6.200%		BBB	1,857,760
20,783	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	524,563
229,508	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	5,827,208
2,800,000	Swiss Re Capital I, (3)	6.854%		A	2,898,000
63,700	Torchmark Corporation	5.875%		BBB+	1,653,015
243,993	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	6,141,304
4,200	XLIT Limited, (3)	3.687%		Ba1	3,220,875
	Total Insurance				104,919,351
	Machinery – 0.9%
202,000	Stanley, Black and Decker Inc.	5.750%		BBB+	5,342,900
	Multi-Utilities – 3.5%
223,497	Dominion Resources Inc.	8.375%		BBB	6,257,916
185,800	DTE Energy Company	6.500%		BBB-	5,291,584
9,746	Scana Corporation	7.700%		BBB-	266,553
322,390	Xcel Energy Inc.	7.600%		BBB	8,243,512
	Total Multi-Utilities				20,059,565
	Oil, Gas & Consumable Fuels – 1.9%
434,626	Nexen Inc.	7.350%		BB+	11,074,270
	Real Estate/Mortgage – 12.5%
163,227	CommomWealth REIT	7.250%		Ba1	4,297,767
69,874	Duke Realty Corporation, Series L	6.600%		Baa3	1,774,800
20,000	Health Care REIT, Inc.	6.500%		Baa3	544,600
145,700	Hospitality Properties Trust	7.125%		Baa3	3,976,153
4,634	Kimco Realty Corporation, Series H	6.900%		Baa2	127,111
2,701	Kimco Realty Corporation, Series J	5.500%		Baa2	67,309
53,524	National Retail Properties Inc.	6.625%		Baa3	1,402,864
92,378	Prologis Inc.	6.750%		BB	2,321,459
12,691	PS Business Parks, Inc.	6.875%		BBB-	340,246
112,407	PS Business Parks, Inc.	6.450%		BBB-	3,021,500
200,922	PS Business Parks, Inc.	6.000%		BBB-	5,203,880
136,000	Public Storage, Inc.	5.900%		A3	3,670,640
4,300	Public Storage, Inc., Series F	6.500%		A3	121,561
9,000	Public Storage, Inc., Series M	5.625%		A3	234,810
22,544	Public Storage, Inc., Series Q	6.350%		A3	622,665
192,495	Public Storage, Inc., Series Y, (3)	5.750%		A3	5,143,466
268,800	Realty Income Corporation	6.625%		Baa2	7,305,984
128,400	Regency Centers Corporation	6.625%		Baa3	3,466,800
452,734	Vornado Realty LP	7.875%		BBB	12,626,751
109,700	Vornado Realty Trust	5.700%		BBB-	2,792,962
228,282	Wachovia Preferred Funding Corporation, (4)	7.250%		BBB+	6,229,816
893	Weingarten Realty Trust, Preferred Securities	6.750%		Baa3	22,655
272,585	Weingarten Realty Trust	6.500%		Baa3	6,923,659
	Total Real Estate/Mortgage				72,239,458
	U.S. Agency – 0.9%
46,000	Cobank Agricultural Credit Bank, Series C, (3)	11.000%		A-	2,469,625
48,600	Cobank Agricultural Credit Bank, Series D, (3)	11.000%		A-	2,638,071
	Total U.S. Agency				5,107,696
	Wireless Telecommunication Services – 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	520,960
28,000	Telephone and Data Systems Inc.	6.875%		BBB	777,000
	Total Wireless Telecommunication Services				1,297,960
	Total $25 Par (or similar) Preferred Securities (cost $321,139,760)				346,525,862

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 11.2% (8.2% of Total Investments)
	Capital Markets – 0.1%
$500	Credit Suisse Guernsey	7.875%	2/24/41	BBB-	$ 520,000
300	Macquarie Bank Limited	10.250%	6/20/57	BB+	321,000
800	Total Capital Markets				841,000
	Commercial Banks – 3.9%
2,100	BNP Paribas, 144A	5.186%	N/A (5)	BBB	1,953,000
1,515	Groupe BCPE	3.800%	12/30/49	BBB-	789,800
2,200	LBG Capital I PLC, 144A	7.875%	11/01/20	BB+	2,260,500
2,450	Lloyds Banking Group LBG Capital 1, 144A	8.000%	N/A (5)	BB	2,344,566
1,000	Lloyds Banking Group PLC, 144A	6.267%	11/14/49	BB	737,500
14,000	M&T Bank Corporation, 144A	6.875%	N/A (5)	BBB	14,332,080
23,265	Total Commercial Banks				22,417,446
	Diversified Financial Services – 1.0%
2,750	Citigroup Inc.	5.950%	N/A (5)	BB	2,834,218
2,800	Fortis Hybrid Financing	8.250%	N/A (5)	BBB	2,716,000
5,550	Total Diversified Financial Services				5,550,218
	Electric Utilities – 0.6%
3,400	FPL Group Capital Inc.	6.650%	6/15/67	BBB	3,680,500
	Industrial Conglomerates – 0.5%
2,500	Hutchison Whampoa International 12 Limited, 144A	6.000%	N/A (5)	BBB	2,606,250
	Insurance – 4.6%
1,700	Mitsui Sumitomo Insurance Company Limited, 144A	7.000%	3/15/72	A-	1,921,194
1,500	Prudential Financial Inc.	5.875%	9/15/42	BBB+	1,578,750
2,500	Prudential PLC	11.750%	N/A (5)	A-	2,881,250
19,475	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	20,351,376
25,175	Total Insurance				26,732,570
	Multi-Utilities – 0.5%
2,000	Dominion Resources Inc.	2.662%	9/30/66	BBB	1,848,000
1,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	1,072,500
3,000	Total Multi-Utilities				2,920,500
$63,690	Total Corporate Bonds (cost $61,270,020)				64,748,484

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 60.5% (44.1% of Total Investments)
	Capital Markets – 4.0%
5,600	Charles Schwab Corporation	7.000%	N/A (5)	BBB+	$ 6,420,008
5,000	Deutsche Bank Capital Trust, 144A	3.155%	12/29/49	Ba2	4,050,000
1,900	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba2	1,757,500
1,800	Goldman Sachs Capital II	4.000%	6/01/43	BB+	1,422,720
4,300	Goldman Sachs Group, Inc.	6.345%	2/15/34	Baa3	4,432,431
6,300	State Street Capital Trust IV, (4)	1.308%	6/15/37	A3	4,831,281
	Total Capital Markets				22,913,940
	Commercial Banks – 18.7%
1,200	Banco Santander Finance	7.908%	6/13/36	Ba1	1,260,000
470	Banco Santander Finance	10.500%	N/A (5)	BB	493,500
550	Barclays Bank PLC, 144A	7.434%	N/A (5)	BBB	572,000
2,920	Barclays Bank PLC, Regulation S, 144A	6.860%	N/A (5)	BBB	2,934,600
2,800	Barclays Bank PLC	6.278%	N/A (5)	BBB	2,637,250
400	First Empire Capital Trust I	8.234%	2/01/27	BBB	401,181
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	3,325,000
300	HBOS Capital Funding LP, 144A	6.071%	N/A (5)	BB	245,250
3,000	HBOS Capital Funding LP, Notes	6.850%	N/A (5)	BB	2,481,000
11,650	HSBC Capital Funding LP, Debt	10.176%	N/A (5)	BBB+	15,960,500
4,200	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	4,186,182
2,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	2,246,856
1,340	Lloyd's Banking Group PLC	5.920%	N/A (5)	BB	974,850
2	M&T Bank Corporation	5.000%	N/A (5)	BBB	1,827,000
5,000	Nordea Bank AB	8.375%	N/A (5)	BBB+	5,380,000
7,100	PNC Financial Services Inc.	6.750%	N/A (5)	BBB	8,187,649
7,893	Rabobank Nederland, 144A	11.000%	N/A (5)	A-	10,556,888
1,255	Rabobank Nederland Capital Trust II, 144A	5.260%	N/A (5)	A-	1,255,000
3,350	Rabobank Nederland Capital Trust III, 144A	5.254%	N/A (5)	A+	3,366,750
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	17,657,080
2,700	Societe Generale, 144A	1.103%	N/A (5)	BBB-	1,466,100
700	Societe Generale, 144A	5.922%	N/A (5)	BBB-	581,000
8,900	Societe Generale	8.750%	N/A (5)	BBB-	9,034,390
2,250	Sparebanken Rogaland, Notes, 144A	6.443%	N/A (5)	Ba1	2,351,250
2,700	Standard Chartered PLC, 144A	6.409%	N/A (5)	BBB+	2,727,000
5,050	Standard Chartered PLC, 144A	7.014%	N/A (5)	BBB+	5,302,500
700	Wachovia Capital Trust III	5.570%	N/A (5)	BBB+	694,750
	Total Commercial Banks				108,105,526
	Consumer Finance – 0.4%
2,100	American Express Company	6.800%	9/01/66	Baa2	2,281,125
	Diversified Financial Services – 6.4%
200	Bank One Capital III	8.750%	9/01/30	BBB	286,745
4,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	4,075,520
2,600	Citigroup Capital III	7.625%	12/01/36	BB+	2,840,500
19,900	General Electric Capital Corporation	7.125%	N/A (5)	AA-	22,767,389
4,300	JPMorgan Chase Capital XXIII	1.310%	5/15/47	BBB	3,177,193
480	JPMorgan Chase Capital Trust XXIX	6.700%	4/02/40	BBB	1,249,725
2,509	NB Capital Trust II	7.830%	12/15/26	BB+	2,558,126
	Total Diversified Financial Services				36,955,198
	Electric Utilities – 0.3%
1,500	PPL Capital Funding, Inc.	6.700%	3/30/67	BB+	1,580,625
	Insurance – 20.5%
698	Ace Capital Trust II	9.700%	4/01/30	BBB+	1,020,198
6,600	Allstate Corporation	6.125%	5/15/37	Baa1	6,839,250
4,880	AXA SA, 144A	6.379%	N/A (5)	Baa1	4,562,800
4,000	AXA	8.600%	12/15/30	A3	4,977,984
8,395	Catlin Insurance Company Limited	7.249%	N/A (5)	BBB+	8,478,950
9,925	Glen Meadows Pass Through Trust	6.505%	2/12/67	BB+	9,031,750
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,590,123
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/46	A-	3,912,336
3,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	3,367,500
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	5,227,500
2,500	Lincoln National Corporation	6.050%	4/20/67	BBB	2,500,000
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	7,606,664
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	834,000
12,650	National Financial Services Inc.	6.750%	5/15/67	Baa2	13,219,250
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,520,901
7,225	Oil Insurance Limited, 144A	3.442%	N/A (5)	Baa1	6,452,142
1,000	Progressive Corporation, (4)	6.700%	6/15/67	A2	1,088,750
2,400	Prudential PLC	6.500%	N/A (5)	A-	2,388,000
3,800	QBE Capital Funding Trust II, 144A	6.797%	N/A (5)	BBB+	3,803,272
4,000	Swiss Re Capital I, 144A	6.854%	N/A (5)	A	4,172,908
13,100	XL Capital Ltd	6.500%	N/A (5)	BBB-	12,150,250
2,536	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	2,726,200
6,970	ZFS Finance USA Trust V	6.500%	5/09/37	A	7,440,475
	Total Insurance				118,911,203
	Multi-Utilities – 0.4%
2,300	Dominion Resources Inc.	7.500%	6/30/66	BBB	2,530,000
	Real Estate Investment Trust – 3.4%
19	Firstar Realty LLC, 144A	8.875%	N/A (5)	A-	19,611,563
	Road & Rail – 2.1%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	12,235,250
	Thrifts & Mortgage Finance – 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,712,000
	U.S. Agency – 0.7%
3	Farm Credit Bank of Texas	10.000%	N/A (5)	A3	3,895,125
	Wireless Telecommunication Services – 3.3%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	19,343,672
	Total Capital Preferred Securities (cost $320,609,245)				350,075,227

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.0% (0.0% of Total Investments)
	Commercial Banks – 0.0%
200	Wells Fargo & Company	7.500%		BBB+	$ 250,000
	Total Convertible Preferred Securities (cost $203,291)				250,000

Shares	Description (1)				Value
	Investment Companies – 1.6% (1.2% of Total Investments)
315,548	BlackRock Credit Allocation Income Trust II				$3,641,424
27,819	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				548,034
264,194	John Hancock Preferred Income Fund III				5,201,980
	Total Investment Companies (cost $11,257,761)				9,391,438

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 3.9% (2.9% of Total Investments)
$22,892	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/12, repurchase price $22,891,558, collateralized by $23,350,000 U.S. Treasury Notes, 0.750%, due 10/31/17, value $23,350,000	0.010%	11/01/12		$ 22,891,552
	Total Short-Term Investments (cost $22,891,552)				22,891,552
	Total Investments (cost $737,371,629) – 137.1%				793,882,563
	Borrowings – (37.5)% (6), (7)				(217,000,000)
	Other Assets Less Liabilities – 0.4% (8)				1,991,927
	Net Assets Applicable to Common Shares – 100%				$ 578,874,490

Investments in Derivatives at October 31, 2012

Interest Rate Swaps outstanding:

Fund	Fixed Rate	Unrealized
Notional	Pay/Receive	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate	*	Frequency	Date	(Depreciation) (8)
JPMorgan	$38,718,750	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (519,373)
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(2,130,198)
$(2,649,571)
* Annualized.
Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments*:
$25 Par (or similar) Preferred Securities	$294,112,054	$52,413,808	$—	$346,525,862
Corporate Bonds	—	64,748,484	—	64,748,484
Capital Preferred Securities	—	350,075,227	—	350,075,227
Convertible Preferred Securities	250,000	—	—	250,000
Investment Companies	9,391,438	—	—	9,391,438
Short-Term Investments:
Repurchase Agreements	—	22,891,552	—	22,891,552
Derivatives:
Interest Rate Swaps**	—	(2,649,571)	—	(2,649,571)
Total	$303,753,492	$487,479,500	$—	$791,232,992

* Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees.  The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee.  When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives	Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	—	$—	Unrealized depreciation on interest rate swaps	$(2,649,571)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2012, the cost of investments (excluding investments in derivatives) was $735,128,938.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2012, were as follows:

Gross unrealized:
Appreciation	$63,131,469
Depreciation	(4,377,844)

Net unrealized appreciation (depreciation) of investments	$58,753,625

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Securities categorized as Level 2.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Perpetual security. Maturity date is not applicable.

(6)	Borrowings as a percentage of Total Investments is 27.3%.

(7)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $473,881,784 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at the end of the reporting period.

N/A	Not Applicable.

N/R	Not rated.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

PPLUS	PreferredPlus Trust.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  December 28, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  December 28, 2012